Not FDIC Insured May Lose Value No Bank Guarantee
TF-Q3PH

Statements of Investments
(unaudited)
Templeton Foreign Fund 2
Templeton International Climate Change Fund 5
Templeton World Fund 8
Notes to Statements of Investments 13

Templeton Funds
Statement of Investments (unaudited), May 31, 2021
Templeton Foreign Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks 95.6%
Australia 0.5%
Downer EDI Ltd. ................. Commercial Services & Supplies 4,912,542 $ 21,035,612
Belgium 0.4%
a
Galapagos NV .................. Biotechnology 227,521 16,996,709
a
Brazil 2.0%
Wheaton Precious Metals Corp. ..... Metals & Mining 1,610,019 77,315,601
Canada 0.8%
Cenovus Energy, Inc. ............. Oil, Gas & Consumable Fuels 3,906,396 31,756,159
China 7.6%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 3,692,850 99,950,835
a
Baidu, Inc., ADR ................. Interactive Media & Services 165,119 32,407,906
China Overseas Land & Investment Ltd. Real Estate Management & Development 13,010,250 31,051,008
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 382,227 80,810,432
Sinopec Engineering Group Co. Ltd., H Construction & Engineering 45,622,300 28,899,744
Sinopharm Group Co. Ltd., H ....... Health Care Providers & Services 7,806,579 26,522,909
299,642,834
France 2.0%
Dassault Aviation SA .............. Aerospace & Defense 31,370 39,411,354
Valeo SA ....................... Auto Components 1,185,980 38,817,817
78,229,171
Germany 11.4%
Bayer AG ...................... Pharmaceuticals 1,514,852 95,368,958
Bayerische Motoren Werke AG ...... Automobiles 553,793 58,733,273
Continen tal AG .................. Auto Components 317,090 46,888,638
b
Covestro AG, 144A, Reg S ......... Chemicals 735,051 51,512,449
E.ON SE ....................... Multi-Utilities 5,457,759 65,986,023
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 793,721 63,438,733
a,b,c
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 711,410 64,585,191
446,513,265
Hong Kong 4.7%
AIA Group Ltd. .................. Insurance 5,903,853 75,325,023
CK Asset Holdings Ltd. ............ Real Estate Management & Development 11,079,206 73,290,049
Swire Pacific Ltd., A .............. Real Estate Management & Development 3,997,362 29,978,190
Value Partners Group Ltd. .......... Capital Markets 8,753,999 5,792,552
184,385,814
India 1.9%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 2,169,157 76,255,590
Japan 21.1%
Hitachi Ltd. ..................... Industrial Conglomerates 2,246,579 117,835,844
Honda Motor Co. Ltd. ............. Automobiles 2,350,105 72,009,890
Isuzu Motors Ltd. ................ Automobiles 5,096,656 67,173,139
Kirin Holdings Co. Ltd. ............ Beverages 1,258,873 25,413,538
Komatsu Ltd. ................... Machinery 1,766,367 51,839,380
Mitsui Fudosan Co. Ltd. ........... Real Estate Management & Development 1,236,133 28,821,559
Seria Co. Ltd. ................... Multiline Retail 994,067 36,045,958
Sony Group Corp. ................ Household Durables 548,494 54,064,167
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,641,763 73,870,278
Sumitomo Mitsui Financial Group, Inc. . Banks 1,700,723 61,459,886
Sundrug Co. Ltd. ................. Food & Staples Retailing 983,739 32,995,787

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Japan (continued)
Taisei Corp. .................... Construction & Engineering 1,503,600 $ 52,515,767
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 2,690,110 91,377,122
TBS Holdings, Inc. ............... Media 1,192,568 20,007,457
Tosoh Corp. .................... Chemicals 1,069,531 18,739,385
Toyota Industries Corp. ............ Auto Components 284,124 24,292,436
828,461,593
Luxembourg 1.7%
ArcelorMittal SA ................. Metals & Mining 2,075,392 68,274,483
Netherlands 4.7%
EXOR NV ...................... Diversified Financial Services 305,979 26,275,709
ING Groep NV .................. Banks 3,898,230 54,091,006
Royal Dutch Shell plc, B ........... Oil, Gas & Consumable Fuels 2,309,390 41,967,348
SBM Offshore NV ................ Energy Equipment & Services 3,595,121 62,149,808
184,483,871
Norway 1.2%
Equinor ASA .................... Oil, Gas & Consumable Fuels 2,202,695 47,446,542
Portugal 1.0%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 3,146,927 39,178,175
South Korea 7.6%
KB Financial Group, Inc. ........... Banks 1,638,236 86,567,546
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,935,620 140,513,522
Shinhan Financial Group Co. Ltd. .... Banks 1,844,241 70,437,615
297,518,683
Spain 0.9%
a
Amadeus IT Group SA ............ IT Services 205,376 15,518,645
a
Tecnicas Reunidas SA ............ Energy Equipment & Services 1,299,539 18,715,865
34,234,510
Switzerland 1.4%
Roche Holding AG ............... Pharmaceuticals 154,370 53,724,637
Taiwan 2.4%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 4,457,724 96,555,972
Thailand 0.9%
c
Kasikornbank PCL ............... Banks 9,074,937 34,539,804
United Kingdom 14.8%
a
Allfunds Group plc ................ Capital Markets 1,022,400 17,188,014
AstraZeneca plc ................. Pharmaceuticals 382,650 43,620,457
BAE Systems plc ................ Aerospace & Defense 7,379,848 54,949,160
BP plc ......................... Oil, Gas & Consumable Fuels 18,829,151 82,161,449
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 11,025,586 86,174,065
Imperial Brands plc ............... Tobacco 3,181,295 72,185,290
a
Informa plc ..................... Media 4,400,809 33,837,263
a
International Consolidated Airlines
Group SA ..................... Airlines 13,048,770 37,305,201
Prudential plc ................... Insurance 2,069,250 44,073,387
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 18,533,750 28,055,722
Standard Chartered plc ............ Banks 11,407,711 82,048,125
581,598,133

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 18.
a a Industry Shares a Value
a
Common Stocks
(continued)
United States 6.6%
a
Array Technologies, Inc. ........... Electrical Equipment 1,045,490 $ 17,041,487
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 258,233 74,742,959
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 13,194 31,158,291
a
DXC Technology Co. .............. IT Services 1,172,600 44,464,992
H&R Block, Inc. .................. Diversified Consumer Services 2,214,450 54,962,649
ManpowerGroup , Inc. ............. Professional Services 318,669 38,555,762
260,926,140
Total Common Stocks (Cost $2,968,871,978) ....................................
3,759,073,298
Short Term Investments 1.1%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 1.0%
Canada 1.0%
National Bank of Canada, 0.02%,
6/01/21 ...................... 19,000,000 19,000,000
Royal Bank of Canada, 0.02%, 6/01/21 20,000,000 20,000,000
Total Time Deposits (Cost $39,000,000) ........................................
39,000,000
Industry Shares
Investments from Cash Collateral Received for Loaned
Securities 0.1%
Money Market Funds 0.1%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 4,629,150 4,629,150
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$4,629,150) .................................................................
4,629,150
a a a a a
Total Short Term Investments (Cost $43,629,150 ) ................................
43,629,150
a a a
a
Total Investments (Cost $3,012,501,128) 96.7% ..................................
$3,802,702,448
Other Assets, less Liabilities 3.3% .............................................
129,078,113
Net Assets 100.0% ...........................................................
$3,931,780,561
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $116,097,640, representing 3.0% of net assets.
c
A portion or all of the security is on loan at May 31, 2021.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Statement of Investments (unaudited), May 31, 2021
Templeton International Climate Change Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 95.8%
Belgium 3.6%
Umicore SA .................... Chemicals 1,702 $ 102,124
China 1.6%
Zhuzhou CRRC Times Electric Co. Ltd.,
H ........................... Electrical Equipment 9,300 44,993
Denmark 5.8%
a
Orsted A/S, 144A, Reg S ........... Electric Utilities 439 66,562
Vestas Wind Systems A/S .......... Electrical Equipment 2,490 96,964
163,526
France 18.8%
Air Liquide SA ................... Chemicals 269 45,750
Cie de Saint-Gobain .............. Building Products 1,646 110,365
Danone SA ..................... Food Products 1,604 114,347
Faurecia SE .................... Auto Components 884 47,836
Sanofi ......................... Pharmaceuticals 647 68,824
SPIE SA ....................... Commercial Services & Supplies 1,814 43,583
Valeo SA ....................... Auto Components 691 22,617
Veolia Environnement SA .......... Multi-Utilities 2,562 80,523
533,845
Germany 10.1%
E.ON SE ....................... Multi-Utilities 7,454 90,121
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,754 112,064
Siemens AG .................... Industrial Conglomerates 524 85,013
287,198
Hong Kong 0.2%
b
Cadeler A/S .................... Construction & Engineering 1,300 5,231
b
India 4.7%
b
Azure Power Global Ltd. ........... Independent Power and Renewable Electricity
Producers 2,300 47,863
Kaveri Seed Co. Ltd. .............. Food Products 3,219 31,894
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 146,462 52,494
132,251
Italy 4.3%
Prysmian SpA ................... Electrical Equipment 3,583 123,711
Japan 7.3%
KH Neochem Co. Ltd. ............. Chemicals 900 23,110
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,600 71,991
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 1,591 54,043
Toyota Motor Corp. ............... Automobiles 700 58,265
207,409
Netherlands 12.2%
Arcadis NV ..................... Construction & Engineering 2,501 109,192
ING Groep NV .................. Banks 9,253 128,393
a
Signify NV, 144A, Reg S ........... Electrical Equipment 1,780 110,505
348,090
South Korea 2.8%
b
Samsung Electronics UK Ltd., GDR .. Diversified Financial Services 23 41,559

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea (continued)
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 71 $ 39,361
80,920
Spain 6.9%
a
Befesa SA, 144A, Reg S ........... Commercial Services & Supplies 992 71,930
Siemens Gamesa Renewable Energy
SA .......................... Electrical Equipment 2,062 67,775
b
Soltec Power Holdings SA .......... Electrical Equipment 6,508 56,375
196,080
Sweden 3.1%
BillerudKorsnas AB ............... Containers & Packaging 4,421 87,447
Switzerland 4.4%
b
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 1,020 74,929
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 1,370 51,368
126,297
Taiwan 4.3%
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 5,000 27,271
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 800 93,888
121,159
United Kingdom 4.2%
AstraZeneca plc ................. Pharmaceuticals 756 86,181
DS Smith plc .................... Containers & Packaging 5,629 33,319
119,500
United States 1.5%
Schneider Electric SE ............. Electrical Equipment 276 43,680
Total Common Stocks (Cost $1,897,613) .......................................
2,723,461
Short Term Investments 4.1%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.1%
United States 4.1%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 117,550 117,550
Total Money Market Funds (Cost $117,550) .....................................
117,550
a a a a a
Total Short Term Investments (Cost $117,550 ) ..................................
117,550
a a a
a
Total Investments (Cost $2,015,163) 99.9% .....................................
$2,841,011
Other Assets, less Liabilities 0.1% .............................................
878
Net Assets 100.0% ...........................................................
$2,841,889
a a a

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 18 .
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2021, the aggregate value of these securities was $248,997, representing 8.8% of net assets.
b
Non-income producing.
c
See Note 6 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Statement of Investments (unaudited), May 31, 2021
Templeton World Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks 93.2%
Belgium 3.2%
Anheuser-Busch InBev SA/NV ...... Beverages 954,583 $ 71,866,629
Umicore SA .................... Chemicals 598,200 35,893,472
107,760,101
Brazil 1.1%
Wheaton Precious Metals Corp. ..... Metals & Mining 781,977 37,551,744
China 3.5%
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 1,966,020 17,375,006
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 258,729 54,700,485
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 681,019 46,064,125
118,139,616
France 1.7%
Danone SA ..................... Food Products 335,375 23,908,419
Pernod Ricard SA ................ Beverages 154,236 33,984,588
57,893,007
Germany 7.4%
adidas AG ...................... Textiles, Apparel & Luxury Goods 88,633 32,341,368
Continental AG .................. Auto Components 286,040 42,297,222
E.ON SE ....................... Multi-Utilities 5,372,141 64,950,874
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 451,629 36,096,779
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 855,659 34,817,870
Siemens AG .................... Industrial Conglomerates 227,496 36,908,483
247,412,596
Hong Kong 2.0%
AIA Group Ltd. .................. Insurance 5,111,204 65,211,915
Japan 13.0%
Fujitsu Ltd. ..................... IT Services 277,350 44,997,421
Honda Motor Co. Ltd. ............. Automobiles 1,206,355 36,964,089
Isuzu Motors Ltd. ................ Automobiles 1,445,300 19,048,831
a
Japan Airlines Co. Ltd. ............ Airlines 769,524 17,590,387
Kirin Holdings Co. Ltd. ............ Beverages 943,729 19,051,558
Komatsu Ltd. ................... Machinery 1,883,300 55,271,132
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 573,500 35,244,828
Makita Corp. .................... Machinery 658,700 31,736,212
Mitsubishi Electric Corp. ........... Electrical Equipment 2,530,700 39,176,047
Nexon Co. Ltd. .................. Entertainment 1,003,023 23,626,272
Panasonic Corp. ................. Household Durables 3,133,207 35,724,163
Sony Group Corp. ................ Household Durables 526,700 51,915,967
Suntory Beverage & Food Ltd. ...... Beverages 595,890 21,927,193
432,274,100
Luxembourg 1.0%
ArcelorMittal SA ................. Metals & Mining 1,048,417 34,489,932
Macau 0.7%
a,b
Galaxy Entertainment Group Ltd. .... Hotels, Restaurants & Leisure 2,743,773 22,176,319
a
Norway 1.2%
Equinor ASA .................... Oil, Gas & Consumable Fuels 1,792,690 38,614,943
South Korea 2.8%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,270,703 92,244,838

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Switzerland 2.3%
Roche Holding AG ............... Pharmaceuticals 224,089 $ 77,988,600
United Kingdom 9.3%
BAE Systems plc ................ Aerospace & Defense 4,693,668 34,948,296
BP plc ......................... Oil, Gas & Consumable Fuels 8,707,866 37,996,981
a
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 1,248,859 37,770,581
a
Compass Group plc .............. Hotels, Restaurants & Leisure 2,112,246 47,951,633
a
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 559,401 38,876,986
a
International Consolidated Airlines
Group SA ..................... Airlines 10,184,233 29,115,760
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 14,935,672 22,609,081
Unilever plc ..................... Personal Products 583,690 34,804,641
a
Whitbread plc ................... Hotels, Restaurants & Leisure 555,769 25,000,213
309,074,172
United States 44.0%
Albemarle Corp. ................. Chemicals 314,290 52,511,573
American Express Co. ............ Consumer Finance 336,109 53,821,134
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 28,043 66,224,947
BorgWarner, Inc. ................. Auto Components 720,001 36,928,851
Comcast Corp., A ................ Media 720,989 41,341,509
a
Dollar Tree, Inc. ................. Multiline Retail 516,365 50,345,587
DuPont de Nemours, Inc. .......... Chemicals 756,528 63,994,704
a
DXC Technology Co. .............. IT Services 979,557 37,144,801
a
EPAM Systems, Inc. .............. IT Services 81,246 38,803,090
Freeport-McMoRan, Inc. ........... Metals & Mining 843,760 36,045,427
Honeywell International, Inc. ........ Industrial Conglomerates 144,235 33,305,304
a
Hyatt Hotels Corp., A .............. Hotels, Restaurants & Leisure 226,075 17,651,936
Johnson & Johnson .............. Pharmaceuticals 248,541 42,065,564
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 138,320 37,966,074
Lear Corp. ..................... Auto Components 156,960 30,349,786
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 995,613 61,528,883
Medtronic plc ................... Health Care Equipment & Supplies 474,813 60,106,578
Public Service Enterprise Group, Inc. . Multi-Utilities 278,904 17,325,516
Ross Stores, Inc. ................ Specialty Retail 445,759 56,339,480
Southern Co. (The) ............... Electric Utilities 541,373 34,604,562
a
Southwest Airlines Co. ............ Airlines 694,765 42,700,257
Stanley Black & Decker, Inc. ........ Machinery 104,620 22,681,616
Starbucks Corp. ................. Hotels, Restaurants & Leisure 264,910 30,167,951
Sysco Corp. .................... Food & Staples Retailing 914,968 74,112,408
TJX Cos., Inc. (The) .............. Specialty Retail 743,819 50,237,535
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 231,760 32,782,452
United Parcel Service, Inc., B ....... Air Freight & Logistics 151,056 32,416,618
UnitedHealth Group, Inc. ........... Health Care Providers & Services 93,786 38,632,329
Verizon Communications, Inc. ....... Diversified Telecommunication Services 1,049,420 59,281,736
Visa, Inc., A ..................... IT Services 196,474 44,658,540
a
Walt Disney Co. (The) ............. Entertainment 403,337 72,056,155
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 484,309 40,081,413
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 355,497 59,840,810
1,468,055,126
Total Common Stocks (Cost $2,254,357,993) ....................................
3,108,887,009

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

At May 31, 2021, the Fund had the following forward exchange contracts outstanding. See Note (3).
Short Term Investments 5.0%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.0%
Canada 4.3%
National Bank of Canada, 0.02%,
6/01/21 ...................... 105,000,000 $ 105,000,000
Royal Bank of Canada, 0.02%, 6/01/21 40,000,000 40,000,000
France 0.7%
BNP Paribas SA, 0.01%, 6/01/21 ..... 23,000,000 23,000,000
Total Time Deposits (Cost $168,000,000) .......................................
168,000,000
a a a a a
Total Short Term Investments (Cost $168,000,000 ) ...............................
168,000,000
a a a
a
Total Investments (Cost $2,422,357,993) 98.2% ..................................
$3,276,887,009
Other Assets, less Liabilities 1.8% .............................................
60,205,486
Net Assets 100.0% ...........................................................
$3,337,092,495
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2021.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 35,668,012 49,897,766 7/22/21 $ — $ (774,768)
British Pound ...... BZWS Sell 35,941,774 50,266,954 7/22/21 — (794,506)
British Pound ...... CITI Sell 43,671,618 61,344,856 7/22/21 — (698,173)
British Pound ...... GSCO Sell 6,001,815 8,373,036 7/22/21 — (153,572)
British Pound ...... HSBK Sell 33,074,619 46,137,770 7/22/21 — (850,403)
British Pound ...... UBSW Sell 35,952,303 50,275,700 7/22/21 — (800,717)
Canadian Dollar .... BOFA Buy 2,668,707 2,155,736 7/22/21 55,600 —
Canadian Dollar .... BOFA Sell 11,004,042 8,790,224 7/22/21 — (327,914)
Canadian Dollar .... BZWS Sell 8,607,458 6,871,943 7/22/21 — (260,344)
Canadian Dollar .... CITI Buy 5,137,388 4,260,133 7/22/21 — (3,205)
Canadian Dollar .... CITI Sell 12,476,190 10,086,448 7/22/21 — (251,537)
Canadian Dollar .... HSBK Sell 10,835,773 8,804,849 7/22/21 — (173,857)
Canadian Dollar .... UBSW Sell 8,569,857 6,841,781 7/22/21 — (259,350)
Danish Krone ...... BOFA Buy 27,463,305 4,496,308 7/22/21 22,348 —
Danish Krone ...... BOFA Sell 27,463,305 4,450,071 7/22/21 — (68,584)
Danish Krone ...... BZWS Buy 42,441,381 6,885,854 7/22/21 97,209 —
Danish Krone ...... BZWS Sell 42,441,381 6,877,696 7/22/21 — (105,368)
Danish Krone ...... GSCO Buy 13,581,878 2,215,118 7/22/21 19,567 —
Danish Krone ...... GSCO Sell 13,581,878 2,198,577 7/22/21 — (36,108)
Danish Krone ...... HSBK Buy 35,032,528 5,689,676 7/22/21 74,377 —
Danish Krone ...... HSBK Sell 35,032,528 5,670,529 7/22/21 — (93,524)
Danish Krone ...... UBSW Buy 29,580,892 4,809,003 7/22/21 58,068 —
Danish Krone ...... UBSW Sell 29,580,892 4,792,307 7/22/21 — (74,765)
Euro ............. BOFA Sell 78,737,326 94,909,185 7/22/21 — (1,452,572)
Euro ............. BZWS Sell 78,746,872 94,928,338 7/22/21 — (1,445,102)
Euro ............. CITI Buy 12,958,649 15,627,860 7/22/21 231,431 —
Euro ............. CITI Sell 45,371,020 54,675,033 7/22/21 — (851,761)

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 18 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. GSCO Sell 6,808,171 8,198,426 7/22/21 $ — $ (133,674)
Euro ............. HSBK Sell 111,782,769 135,111,974 7/22/21 — (1,692,062)
Euro ............. UBSW Sell 78,730,245 94,895,927 7/22/21 — (1,457,165)
Hong Kong Dollar ... BOFA Buy 36,891,960 4,751,302 7/22/21 2,761 —
Hong Kong Dollar ... BOFA Sell 189,163,548 24,361,206 7/22/21 — (15,257)
Hong Kong Dollar ... BZWS Sell 159,683,809 20,565,024 7/22/21 — (12,548)
Hong Kong Dollar ... CITI Sell 163,628,186 21,073,044 7/22/21 — (12,818)
Hong Kong Dollar ... HSBK Buy 55,127,463 7,099,840 7/22/21 4,133 —
Hong Kong Dollar ... HSBK Sell 189,130,686 24,357,821 7/22/21 — (14,407)
Hong Kong Dollar ... UBSW Sell 133,028,017 17,133,572 7/22/21 — (9,015)
Norwegian Krone ... BOFA Sell 57,167,815 6,883,376 7/22/21 14,826 —
Norwegian Krone ... BZWS Sell 57,167,176 6,884,341 7/22/21 15,867 —
Norwegian Krone ... CITI Sell 48,080,968 5,783,505 7/22/21 6,714 —
Norwegian Krone ... GSCO Sell 38,090,627 4,616,154 7/22/21 39,673 —
Norwegian Krone ... HSBK Sell 57,167,095 6,872,367 7/22/21 3,903 —
Norwegian Krone ... UBSW Sell 57,177,968 6,885,287 7/22/21 15,516 —
South Korean Won .. BOFA Buy 7,530,504,230 6,685,816 7/22/21 109,056 —
South Korean Won .. BOFA Sell 23,814,454,636 21,339,117 7/22/21 — (148,975)
South Korean Won .. BZWS Buy 2,048,223,929 1,827,629 7/22/21 20,510 —
South Korean Won .. BZWS Sell 20,568,931,066 18,435,898 7/22/21 — (123,716)
South Korean Won .. CITI Buy 2,048,223,929 1,827,466 7/22/21 20,673 —
South Korean Won .. CITI Sell 19,707,892,863 17,658,611 7/22/21 — (124,077)
South Korean Won .. GSCO Buy 2,048,223,929 1,827,955 7/22/21 20,184 —
South Korean Won .. GSCO Sell 16,893,427,006 15,140,193 7/22/21 — (102,966)
South Korean Won .. HSBK Buy 8,448,223,929 7,574,052 7/22/21 48,890 —
South Korean Won .. HSBK Sell 25,184,267,935 22,570,593 7/22/21 — (153,499)
South Korean Won .. UBSW Buy 2,048,223,929 1,827,874 7/22/21 20,265 —
South Korean Won .. UBSW Sell 21,504,597,719 19,276,262 7/22/21 — (127,616)
Swiss Franc ....... BOFA Buy 5,581,495 6,136,208 7/22/21 80,327 —
Swiss Franc ....... BOFA Sell 16,139,959 17,680,457 7/22/21 — (295,843)
Swiss Franc ....... BZWS Sell 16,158,477 17,699,108 7/22/21 — (297,817)
Swiss Franc ....... CITI Buy 3,265,080 3,595,578 7/22/21 40,990 —
Swiss Franc ....... CITI Sell 9,695,268 10,614,679 7/22/21 — (183,678)
Swiss Franc ....... HSBK Sell 16,133,145 17,660,611 7/22/21 — (308,100)
Swiss Franc ....... UBSW Sell 16,139,627 17,676,414 7/22/21 — (299,516)
Yuan Renminbi ..... BOFA Sell 21,784,428 3,317,762 7/22/21 — (86,821)
Yuan Renminbi ..... BZWS Sell 21,814,608 3,324,131 7/22/21 — (85,170)
Yuan Renminbi ..... CITI Sell 21,813,140 3,325,681 7/22/21 — (83,390)
Yuan Renminbi ..... HSBK Buy 5,665,220 884,859 7/22/21 531 —
Yuan Renminbi ..... HSBK Sell 26,774,618 4,080,253 7/22/21 — (104,224)
Yuan Renminbi ..... UBSW Sell 21,829,286 3,328,396 7/22/21 — (83,198)
Japanese Yen ...... BOFA Buy 793,959,416 7,250,175 7/26/21 — (41)
Japanese Yen ...... BOFA Sell 9,832,983,129 91,065,534 7/26/21 1,274,488 —
Japanese Yen ...... BZWS Buy 793,959,416 7,250,225 7/26/21 — (91)
Japanese Yen ...... BZWS Sell 9,832,947,963 91,066,726 7/26/21 1,276,001 —
Japanese Yen ...... CITI Buy 793,959,416 7,250,542 7/26/21 — (408)
Japanese Yen ...... CITI Sell 9,833,037,470 91,058,953 7/26/21 1,267,411 —
Japanese Yen ...... HSBK Buy 793,959,416 7,250,175 7/26/21 — (41)
Japanese Yen ...... HSBK Sell 9,831,878,856 90,846,651 7/26/21 1,065,690 —
Japanese Yen ...... UBSW Sell 9,688,417,168 89,711,720 7/26/21 1,240,795 —
Total Forward Exchange Contracts ................................................... $7,147,804 $(15,432,263)
Net unrealized appreciation (depreciation) ............................................ $(8,284,459)

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Funds

Notes to Statements of Investments (unaudited)
1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Funds
Notes to Statements of Investments (unaudited)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.
The following Funds have invested in derivatives during the period.
Templeton World Fund - Forwards
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Statements of Investments (unaudited)

4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended May 31, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $80,819,204 $(76,190,054) $ — $ — $4,629,150 4,629,150 $224
Total Affiliated Securities .... $— $80,819,204 $(76,190,054) $— $— $4,629,150 $224
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $74,649 $643,435 $(600,534) $— $— $117,550 117,550 $2
Total Affiliated Securities .... $74,649 $643,435 $(600,534) $— $— $117,550 $2
Templeton World Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $— $29,140,689 $(29,140,689) $ — $ — $— — $—
Total Affiliated Securities .... $— $29,140,689 $(29,140,689) $— $— $— $—

Templeton Funds
Notes to Statements of Investments (unaudited)

7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
Australia ............................. $ — $ 21,035,612 $ — $ 21,035,612
Belgium ............................. — 16,996,709 — 16,996,709
Brazil ............................... 77,315,601 — — 77,315,601
Canada ............................. 31,756,159 — — 31,756,159
China ............................... 113,218,338 186,424,496 — 299,642,834
France .............................. — 78,229,171 — 78,229,171
Germany ............................ — 446,513,265 — 446,513,265
Hong Kong ........................... — 184,385,814 — 184,385,814
India ................................ — 76,255,590 — 76,255,590
Japan ............................... — 828,461,593 — 828,461,593
Luxembourg .......................... — 68,274,483 — 68,274,483
Netherlands .......................... — 184,483,871 — 184,483,871
Norway .............................. — 47,446,542 — 47,446,542
Portugal ............................. — 39,178,175 — 39,178,175
South Korea .......................... — 297,518,683 — 297,518,683
Spain ............................... — 34,234,510 — 34,234,510
Switzerland ........................... — 53,724,637 — 53,724,637
Taiwan .............................. — 96,555,972 — 96,555,972
Thailand ............................. — 34,539,804 — 34,539,804
United Kingdom ....................... 17,188,014 564,410,119 — 581,598,133
United States ......................... 260,926,140 — — 260,926,140
Short Term Investments ................... 4,629,150 39,000,000 — 43,629,150
Total Investments in Securities ........... $505,033,402 $3,297,669,046
a
$— $3,802,702,448
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 102,124 — 102,124
China ............................... — 44,993 — 44,993
Denmark ............................ — 163,526 — 163,526
France .............................. — 533,845 — 533,845
Germany ............................ — 287,198 — 287,198
Hong Kong ........................... 5,231 — — 5,231
India ................................ 47,863 84,388 — 132,251
Italy ................................ — 123,711 — 123,711

Templeton Funds
Notes to Statements of Investments (unaudited)

Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Japan ............................... $ — $ 207,409 $ — $ 207,409
Netherlands .......................... — 348,090 — 348,090
South Korea .......................... — 80,920 — 80,920
Spain ............................... 56,375 139,705 — 196,080
Sweden ............................. — 87,447 — 87,447
Switzerland ........................... — 126,297 — 126,297
Taiwan .............................. 93,888 27,271 — 121,159
United Kingdom ....................... — 119,500 — 119,500
United States ......................... — 43,680 — 43,680
Short Term Investments ................... 117,550 — — 117,550
Total Investments in Securities ........... $320,907 $2,520,104
b
$— $2,841,011
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 107,760,101 — 107,760,101
Brazil ............................... 37,551,744 — — 37,551,744
China ............................... 100,764,610 17,375,006 — 118,139,616
France .............................. — 57,893,007 — 57,893,007
Germany ............................ — 247,412,596 — 247,412,596
Hong Kong ........................... — 65,211,915 — 65,211,915
Japan ............................... — 432,274,100 — 432,274,100
Luxembourg .......................... — 34,489,932 — 34,489,932
Macau .............................. — 22,176,319 — 22,176,319
Norway .............................. — 38,614,943 — 38,614,943
South Korea .......................... — 92,244,838 — 92,244,838
Switzerland ........................... — 77,988,600 — 77,988,600
United Kingdom ....................... 34,804,641 274,269,531 — 309,074,172
United States ......................... 1,468,055,126 — — 1,468,055,126
Short Term Investments ................... — 168,000,000 — 168,000,000
Total Investments in Securities ........... $1,641,176,121 $1,635,710,888
c
$— $3,276,887,009
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 7,147,804 $ — $ 7,147,804
Total Other Financial Instruments ......... $— $7,147,804 $— $7,147,804
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $— $15,432,263 $— $15,432,263
a
Includes foreign securities valued at $3,258,669,046, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
b
Includes foreign securities valued at $2,476,424, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $1,467,710,888, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Templeton Funds
Notes to Statements of Investments (unaudited)

8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
UBSW
UBS AG
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.